Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 855,000	$ 193,000	$ 2,168,000	$ 3,228,000
Cost of revenues	273,000	98,000	800,000	1,613,000
Gross profit	582,000	95,000	1,368,000	1,615,000
Operating expenses
Employee related costs	565,000	1,714,000	4,786,000	8,123,000
Marketing and selling expenses	166,000	267,000	1,167,000	2,515,000
Platform Costs	287,000	293,000	1,157,000	1,251,000
Depreciation and amortization	142,000	269,000	920,000	929,000
General and administrative	943,000	603,000	1,919,000	4,778,000
Total operating expenses	2,103,000	3,146,000	9,949,000	17,596,000
Loss from operations	(1,521,000)	(3,051,000)	(8,581,000)	(15,981,000)
Other income (expense)
Financing costs		(315,000)	(7,421,000)	(694,000)
Loss from marketable securities		(71,000)
Interest income (expense)		(15,000)		8,000
Change in fair value of derivative liabilities		1,190,000	196,000	1,000,000
Realized gain on marketable securities			305,000	50,000
Unrealized loss on marketable securities				(6,000)
Other				19,000
Total other income (loss)		789,000	(6,920,000)	377,000
Loss before provision for income taxes	(1,521,000)	(2,262,000)	(15,501,000)	(15,604,000)
Provision for income taxes			(5,000)
Net loss	(1,521,000)	(2,262,000)	(15,506,000)	(15,604,000)
Deemed dividend on series B convertible preferred stock	(5,775,000)
Loss attributable to common stockholders	$ (7,296,000)	$ (2,262,000)	$ (15,506,000)	$ (15,604,000)
Net loss per share, basic and diluted	$ (0.00)	$ (0.00)	$ 0.00	$ 0.00
Weighted average shares outstanding - basic and diluted	154,868,458,493	149,562,566,584	149,562,566,584	149,562,566,584